Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2019
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities
9.	Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Accrued payroll and welfare	153,930,730	163,309,115
Marketing cost	96,754,190	112,859,994
Payable for repurchase of ordinary shares	—	53,293,800
Deposits	24,913,728	30,566,743
Other tax payable	23,032,710	13,767,363
Other s	14,823,634	18,550,109

Total	313,454,992	392,347,124